INTANGIBLE ASSETS, NET (Details Narrative)		12 Months Ended
	May 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible assets purchased with total consideration	$ 400,000	$ 2,000,000
Amortization expense		45,341		$ 5,042	$ 3,056
Amortization of intangible assets		45,341		$ 5,042	$ 3,056
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 71,193	¥ 510,000